Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

August 14, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F. Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)/Preliminary Proxy Materials
(1933 Act Registration No. 33-20827) (1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Company’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Money Market Portfolio of the Company (the “Portfolio”) being held to approve a new Investment Advisory and Administration Agreement between the Company, on behalf the Portfolio, and BlackRock Institutional Management Corporation and to transact such other business as may properly come before the meeting or any adjournment thereof.

Please do not hesitate to contact me at (215) 988-1105 if you have any comments or questions.

Sincerely,

/s/ Alexandra Kane
Alexandra Kane